Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit (loss) before income taxes	R$ (5,245,119)	R$ 5,113,751	R$ 2,652,625
Adjustments for:
Depreciation and amortization	3,868,583	3,364,943	3,014,480
Loss on disposed assets	3,155,400
Impairment in associate	4,672,396
Interest in earnings (losses) of associates	(1,719,031)	(350,399)	(418,897)
Interest in earnings (losses) of joint ventures	1,229,980	(1,695,945)	92,179
Loss (gain) on disposed assets	(141,863)	17,016	13,035
Share-based payment	65,901	207,713	99,088
Change in fair value of investment properties	(1,273,033)	(2,259,924)	(1,311,691)
Provision for legal proceedings	313,876	204,158	370,764
Interest, derivatives, monetary and foreign exchange, net	10,217,952	9,379,506	6,521,930
Bargain purchase gain (loss)			(99,341)
Sectorial financial assets and liabilities, net	(37,061)	(110,125)	339,854
(Gain) loss on energy derivative transactions			(248,123)
Provisions for employee benefits	454,930	419,241	380,967
Allowance for expected credit losses	52,839	74,706	28,463
Profit on sale of investments	383,205
Tax credit recovery	(6,030)	(33,384)	(110,541)
Results from the sale of investments			(988,077)
Deferred income	3,318	(597,998)	(5,366)
Revenue from finance investment		(1,284,647)	(32,493)
Other	(261,305)	278,427	381,572
Cash flows from operating activities before changes in working capital	15,734,938	12,727,039	10,680,428
Variation in:
Trade receivable	546,218	573,737	(6,327)
Inventories	159,667	(83,166)	(423,430)
Other taxes, net	(354,401)	454,941	553,584
Income tax	(1,487,693)	(1,272,145)	(1,090,684)
Related parties, net	105,490	(188,798)	(139,621)
Trade payables	(180,867)	(252,810)	510,616
Employee benefits	(542,241)	(356,210)	(249,244)
Provision for legal proceedings	(305,324)	(461,574)	(328,394)
Derivatives financial instruments	(9,192)	2,894	(65,939)
Other financial liabilities	(26,275)	(566,058)	110,659
Judicial deposits	(149,118)	(22,862)	(2,670)
Deferred income			592,601
Post-employment benefits obligation	(37,549)	(34,235)	(90,411)
Purchase of tax credits
Concessions payable
Other assets and liabilities, net	(372,367)	(244,309)	(78,936)
Changes in working capital	(2,653,652)	(2,450,595)	(708,196)
Net cash generated from operating activities	13,081,286	10,276,444	9,972,232
Cash flows from investing activities
Capital contribution to associates	(29,997)	(47,300)	(86,205)
Capital contribution in joint ventures	(12,337)
Acquisition of subsidiary, net of acquired cash	(962,378)	(702,577)	(5,288,696)
Purchase of marketable securities	551,003	(507,976)	(13,911,737)
Restricted cash	42,012	(60,498)	(58,179)
Dividends received from associates	1,018,794	254,905	278,127
Dividends received from joint venture	293,912	906,534	1,174,771
Dividends received from finance investment		1,305,410
Acquisition of instruments designated at fair value	(621)	(7,485)	(190,990)
Capital reduction in associates		99,040
Acquisition of property, plant and equipment, intangible and contract assets	(7,834,521)	(6,267,962)	(4,531,374)
Proceeds from the sale of investments	2,725,625	645,772	1,969,789
Net cash from sale of discontinued operations	24,510	62,700	44,969
Acquisition of shares in associates	(17,047)
Receipt of derivative financial instruments, except debt	103,147	168,308	146,979
Payment of derivative financial instruments, except debt	(427,293)	(156,600)	(283,337)
Cash received on the sale of property, plant and equipment and intangible assets	36,934	4,637	9,319
Net cash used in investing activities	(4,488,257)	(4,303,092)	(20,726,564)
Cash flows from financing activities
Proceeds from loans, borrowings and debentures	16,983,225	12,785,628	23,886,960
Principal repayment of loans, borrowings and debentures	(12,187,560)	(8,054,763)	(15,278,378)
Payment of interest on loans, borrowings and debentures	(4,759,976)	(3,552,292)	(3,441,978)
Payment of derivative financial instruments	(2,860,601)	(2,851,267)	(2,079,805)
Proceeds from derivative financial instruments	1,144,473	1,193,534	291,619
Costs of banking operations with derivatives	(29,828)	(586,855)
Principal repayment of leases	(694,340)	(490,012)	(400,248)
Payment of interest on leases	(377,269)	(236,948)	(211,611)
Transaction costs related to loans and borrowings			(94,196)
Proceeds from capital contributions by non-controlling shareholders		(24,281)	8,126,823
Transaction costs related to capital contributions by non-controlling shareholders			(19,217)
Capital reduction	(204,967)
Payments to redeem entity’s shares and acquisition of treasury shares	(192,915)	(103,283)	(84,591)
Proceeds from the sale of treasury shares			2,370
Acquisition of non-controlling shareholders’ shares			(487,721)
Dividends paid	(2,779,081)	(2,582,447)	(1,908,171)
Dividends paid for preferred shares	(668,022)
Gain on banking operations with derivatives	20,993
Payment of share-based compensation		(13,597)	(15,597)
Net cash (used) generated from financing activities	(6,605,868)	(4,516,583)	8,286,259
Increase (decrease) in cash and cash equivalents	1,987,161	1,456,769	(2,468,073)
Cash and cash equivalents at the beginning of the year	14,658,481	13,301,716	16,174,130
Effect of the foreign exchange rate changes	257,900	(100,004)	(404,341)
Cash and cash equivalents at the end of the year	16,903,542	14,658,481	13,301,716
Additional information
Income taxes paid	R$ 1,200,228	R$ 361,726	R$ 318,845